Provision for decommissioning costs (Tables)	6 Months Ended
Jun. 30, 2022
Provision For Decommissioning Costs
The following table details the amount of the decommissioning provision by producing area:

The following table details the amount of the decommissioning provision by producing area:

	06.30.2022	12.31.2021
Onshore	500	873
Shallow waters	3,834	3,732
Deep and ultra-deep post-salt	8,410	8,420
Pre-salt	2,730	2,594
	15,474	15,619